CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to the Equity holders of the Company	Share Capital	Share premium	Accumulated losses	Total other reserves	Non-controlling interests [member]	Total
Equity at beginning of period at Dec. 31, 2017	€ 3,157	€ 133	€ 629,802	€ (677,695)	€ 50,917	€ (15,768)	€ (12,611)
Loss for the year	(170,071)			(170,071)		(310)	(170,381)
Other comprehensive loss	(176)				(176)	(64)	(240)
Total comprehensive loss for the year	(170,247)			(170,071)	(176)	(374)	(170,621)
Capital contribution (Note 13)	215,985		215,985			36	216,021
Share-based payments (Note 15)	17,256				17,256	153	17,409
Buy back of shares from non-controlling interests	(350)			(350)			(350)
Change in Non-controlling interests	(15,836)			(13,932)	(1,904)	15,836
Equity at end of period at Dec. 31, 2018	49,965	133	845,787	(862,048)	66,093	(117)	49,848
Loss for the year	(226,689)			(226,689)		(376)	(227,065)
Other comprehensive loss	730				730		730
Total comprehensive loss for the year	(225,959)			(226,689)	730	(376)	(226,335)
Capital contribution (Note 13)	329,172	156,683	172,489				329,172
Share-based payments (Note 15)	37,267				37,267		37,267
Equity transaction costs	(7,357)			(7,357)			(7,357)
Change in Non-controlling interests	(16)			(40)	24	(5)	(21)
Equity at end of period at Dec. 31, 2019	183,072	156,816	1,018,276	(1,096,134)	104,114	(498)	182,574
Loss for the year	(160,928)			(160,928)		(30)	(160,958)
Other comprehensive loss	(883)				(883)	46	(837)
Total comprehensive loss for the year	(161,811)			(160,928)	(883)	16	(161,795)
Capital contribution (Note 13)	203,006	15,941	187,064	1			203,006
Capital contribution from exercised stock options	680	6,329			(5,649)		680
Share-based payments (Note 15)	11,110				11,110		11,110
Equity transaction costs	(11,402)			(11,402)			(11,402)
Change in Non-controlling interests	(152)	173		(256)	(69)	139	(13)
Equity at end of period at Dec. 31, 2020	€ 224,503	€ 179,259	€ 1,205,340	€ (1,268,719)	€ 108,623	€ (343)	€ 224,160